UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-4764

Dreyfus Municipal Bond Opportunity Fund (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	4/30
Date of reporting period:	1/31/09

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Municipal Bond Opportunity Fund
January 31, 2009 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--97.6%	Rate (%)	Date	Amount ($)	Value ($)
Alabama--.6%
University of Alabama Board of
Trustees, HR (University of
Alabama at Birmingham)
(Insured; MBIA, Inc.)	5.75	9/1/10	3,000,000 a	3,264,600
Arizona--3.8%
Arizona Health Facilities
Authority, Health Care
Facilities Revenue (The
Beatitudes Campus Project)	5.20	10/1/37	2,400,000	1,271,232
City of Phoenix, County of
Maricopa and the County of
Pima Industrial Development
Authorities, SFMR
(Collateralized: FHLMC, FNMA
and GNMA)	5.80	12/1/39	5,505,000	5,330,877
Glendale Western Loop 101 Public
Facilities Corporation, Third
Lien Excise Tax Revenue	7.00	7/1/33	5,000,000	5,301,500
Mohave County Industrial
Development Authority,
Correctional Facilities
Contract Revenue (Mohave
Prison, LLC Expansion Project)	8.00	5/1/25	5,000,000	5,192,050
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.63	7/1/38	5,000,000	3,231,300
California--8.1%
California,
GO	5.63	5/1/10	2,530,000 a	2,696,702
California Health Facilities
Financing Authority, Revenue

(Providence Health and
Services)	6.50	10/1/38	3,000,000	3,098,520
California Pollution Control
Financing Authority, PCR (San
Diego Gas and Electric
Company) (Insured; MBIA, Inc.)	5.90	6/1/14	12,710,000	14,415,809
California Statewide Communities
Development Authority,
Environmental Facilities
Revenue (Microgy Holdings
Project)	9.00	12/1/38	3,500,000	2,800,070
California Statewide Communities
Development Authority, Revenue
(Daughters of Charity Health
System)	5.25	7/1/35	6,270,000	3,875,863
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	7.88	6/1/13	2,170,000 a	2,687,719
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	7.90	6/1/13	1,920,000 a	2,379,955
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/33	4,900,000	3,064,117
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.13	6/1/47	3,750,000	2,016,900
Lincoln, Community Facilities
District Number 2003-1,
Special Tax Bonds (Lincoln
Crossing Project)	6.00	9/1/13	3,145,000 a	3,813,281
San Bernardino Community College
District, GO	6.25	8/1/33	2,000,000	2,180,960
Colorado--5.1%
Colorado Educational and Cultural
Facilities Authority, LR
(Community Colleges of

Colorado System Headquarters
Project) (Insured; AMBAC)	5.50	12/1/21	1,100,000	1,175,119
Colorado Health Facilities
Authority, Revenue (Poudre
Hospital) (Insured; FSA)	5.25	3/1/36	2,800,000	2,446,276
Colorado Housing Finance
Authority, Single Family
Program Senior and Subordinate
Bonds (Collateralized; FHA)	7.15	10/1/30	45,000	46,088
Colorado Housing Finance
Authority, Single Family
Program Senior and Subordinate
Bonds (Collateralized; FHA)	6.60	8/1/32	2,460,000	2,600,564
Denver City and County,
Airport Revenue (Insured;
AMBAC)	6.00	11/15/17	5,000,000	5,099,250
Northwest Parkway Public Highway
Authority, Revenue	7.13	6/15/11	8,250,000 a	8,847,382
Northwest Parkway Public Highway
Authority, Revenue (Insured;
AMBAC)	0.00	6/15/11	6,125,000 a,b	2,215,106
University of Colorado Hospital
Authority, Revenue	5.25	11/15/39	4,810,000	3,567,962
University of Colorado Regents,
University Enterprise Revenue	5.75	6/1/28	1,000,000	1,070,730
Connecticut--1.8%
Connecticut Health and Educational
Facilities Authority, Revenue
(University of Hartford Issue)
(Insured; Radian)	5.63	7/1/26	1,810,000	1,562,410
Mashantucket Western Pequot Tribe,
Special Revenue	5.75	9/1/27	8,000,000 c	5,334,640
Mashantucket Western Pequot Tribe,
Special Revenue	6.50	9/1/31	3,500,000 c	2,460,430
Florida--8.3%
Broward County Housing Finance
Authority, MFHR (Pembroke
Villas Project) (Insured; FSA)	5.55	1/1/23	1,000,000	1,000,400
Broward County School Board,

COP (Master Lease Purchase
Agreement) (Insured; FSA)	5.00	7/1/21	1,250,000	1,273,725
Capital Projects Finance
Authority, Revenue (Capital
Projects Loan Program-AAAE
Airport Projects) (Insured;
MBIA, Inc.)	5.25	6/1/14	1,485,000	1,583,960
Capital Projects Finance
Authority, Student Housing
Revenue (Capital Projects Loan
Program-Florida Universities)
(Insured; MBIA, Inc.)	5.50	10/1/17	2,520,000	2,449,642
Escambia County Housing Finance
Authority, SFMR (Multi-County
Program) (Collateralized: FNMA
and GNMA)	5.50	10/1/21	1,770,000	1,782,461
Florida Board of Education,
Lottery Revenue (Insured; FGIC)	5.00	7/1/20	1,480,000	1,511,391
Florida Department of Children and
Family Services, COP (South
Florida Evaluation Treatment
Center Project)	5.00	10/1/21	1,600,000	1,640,000
Florida Housing Finance Agency,
Housing Revenue (Brittany of
Rosemont Apartments Project)
(Insured; AMBAC)	7.00	2/1/35	6,000,000	6,002,340
Florida Intergovernmental Finance
Commission, Capital Revenue
(Insured; AMBAC)	5.00	2/1/18	1,000,000	1,034,850
Florida Intergovernmental Finance
Commission, Capital Revenue
(Insured; AMBAC)	5.13	2/1/31	1,500,000	1,443,525
Highlands County Health Facilities
Authority, HR (Adventist
Health System/Sunbelt
Obligated Group)	6.00	11/15/11	2,500,000 a	2,785,500
Highlands County Health Facilities
Authority, HR (Adventist
Health System/Sunbelt
Obligated Group)	5.25	11/15/36	4,250,000	3,556,145

Lee County Housing Finance
Authority, SFMR
(Collateralized: FHLMC, FNMA
and GNMA)	6.30	3/1/29	75,000	76,375
Miami-Dade County,
Aviation Revenue, Miami
International Airport (Hub of
the Americas) (Insured; FSA)	5.00	10/1/33	1,285,000	1,034,810
Miami-Dade County,
Solid Waste System Revenue
(Insured; FSA)	5.50	10/1/17	2,595,000	2,799,745
Miami-Dade County Housing Finance
Authority, MFMR (Country Club
Villas II Project) (Insured;
FSA)	5.70	7/1/21	400,000	405,844
Orange County Housing Finance
Authority, MFHR (Palm Grove
Gardens) (Collateralized; FNMA)	5.15	1/1/23	1,175,000	1,194,940
Orange County Housing Finance
Authority, MFHR (Seminole
Pointe Apartments)	5.75	12/1/23	2,830,000	2,066,947
Osceola County Industrial
Development Authority, Revenue
(Community Provider Pooled
Loan Program)	7.75	7/1/17	948,000	861,182
Palm Bay,
Educational Facilities Revenue
(Patriot Charter School
Project)	7.00	7/1/36	215,000 d	153,301
Palm Bay,
Utility System Improvement
Revenue (Insured; FGIC)	0.00	10/1/20	1,845,000 b	1,003,643
Port of Palm Beach District,
Revenue (Insured; XLCA)	0.00	9/1/23	1,000,000 b	458,390
Port Saint Lucie,
Utility System Revenue
(Insured; MBIA, Inc.)	0.00	9/1/33	4,000,000 b	801,240
Seminole Water Control District,
Improvement Bonds (Unit of
Development Number 2)	6.75	8/1/22	1,615,000	1,380,744

South Indian River Water Control
District, Special Assessment
Revenue Improvement (Unit of
Development RI-13) (Insured;
MBIA, Inc.)	5.00	8/1/21	1,095,000	995,607
Village Center Community
Development District, Utility
Revenue (Insured; MBIA, Inc.)	5.25	10/1/23	1,000,000	1,020,540
Winter Park,
Water and Sewer Revenue
(Insured; AMBAC)	5.38	12/1/18	1,730,000	1,866,047
Winter Springs,
Water and Sewer Revenue
(Insured; MBIA, Inc.)	5.00	4/1/20	1,585,000	1,627,383
Georgia--1.9%
College Park Business and
Industrial Development
Authority, Revenue (Civic
Center Project) (Insured;
AMBAC)	5.75	9/1/10	4,250,000 a	4,653,452
Georgia,
GO	5.25	7/1/10	5,000,000 a	5,325,500
Illinois--3.3%
Chicago,
SFMR (Collateralized: FHLMC,
FNMA and GNMA)	6.45	9/1/29	1,565,000	1,595,392
Chicago Board of Education,
Unlimited Tax GO (Dedicated
Revenues)	5.25	12/1/25	10,000,000	10,348,900
Illinois Development Finance
Authority, Revenue (Community
Rehabilitation Providers
Facilities Acquisition Program)	8.75	3/1/10	67,000	66,767
Illinois Development Finance
Authority, Revenue (Community
Rehabilitation Providers
Facilities Acquisition Program)	8.25	8/1/12	216,484	165,662
Metropolitan Pier and Exposition
Authority, Dedicated State Tax
Revenue (McCormick Place

Expansion Project) (Insured;
MBIA, Inc.)	5.50	6/15/23	5,000,000	5,206,600
Kansas--1.4%
Sedgwick and Shawnee Counties,
SFMR (Mortgage-Backed
Securities Program)
(Collateralized: FNMA and GNMA)	5.55	6/1/38	2,325,000	2,207,890
Wichita,
HR (Via Christi Health System,
Inc.)	6.25	11/15/19	2,000,000	2,095,740
Wichita,
HR (Via Christi Health System,
Inc.)	6.25	11/15/20	3,000,000	3,121,260
Kentucky--2.9%
Mount Sterling,
LR (Kentucky League of Cities
Funding Trust Program)	6.10	3/1/18	5,500,000	5,628,590
Paducah Electric Plant Board,
Revenue (Insured; Assured
Guaranty)	5.25	10/1/35	2,500,000	2,475,025
Pendleton County,
Multi-County LR (Kentucky
Association of Counties
Leasing Trust Program)	6.40	3/1/19	6,000,000	7,246,860
Louisiana--1.4%
Louisiana Housing Finance Agency,
SFMR (Home Ownership Program)
(Collateralized: FNMA and GNMA)	6.40	12/1/30	1,255,000	1,309,956
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Westlake
Chemical Corporation Projects)	6.75	11/1/32	5,000,000	3,497,550
Saint James Parish,
SWDR (Freeport-McMoRan
Partnership Project)	7.70	10/1/22	3,020,000	2,708,276
Massachusetts--3.6%
Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard

University Issue)	5.50	11/15/36	3,500,000	3,672,620
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Institute of
Technology Issue)	5.25	7/1/30	9,485,000	10,170,860
Massachusetts Industrial Finance
Agency, Water Treatment
Revenue
(Massachusetts-American
Hingham Project)	6.95	12/1/35	2,450,000	2,018,580
Route 3 North Transportation
Improvement Association, LR
(Insured; MBIA, Inc.)	5.75	6/15/10	3,000,000 a	3,202,770
Michigan--6.8%
Detroit School District,
School Building and Site
Improvement Bonds (GO -
Unlimited Tax) (Insured; FGIC)	5.00	5/1/28	5,000,000	4,704,950
Michigan Building Authority,
Revenue (Facilities Program)
(Insured; FSA)	5.50	10/15/18	1,500,000	1,608,915
Michigan Building Authority,
Revenue (Facilities Program)
(Insured; FSA)	5.50	10/15/19	8,500,000	9,117,185
Michigan Strategic Fund,
SWDR (Genesee Power Station
Project)	7.50	1/1/21	7,225,000	5,759,409
Pontiac Tax Increment Finance
Authority, Tax Increment
Revenue (Development Area
Number 3)	6.25	6/1/12	2,640,000 a	3,064,565
Pontiac Tax Increment Finance
Authority, Tax Increment
Revenue (Development Area
Number 3)	6.25	6/1/22	610,000	427,238
Romulus Economic Development
Corporation, Limited
Obligation EDR (Romulus HIR
Limited Partnership Project)
(Insured; ITT Lyndon Property

Insurance Company)	7.00	11/1/15	5,000,000	6,463,600
Royal Oak Hospital Finance
Authority, HR (William
Beaumont Hospital Obligated
Group)	8.00	9/1/29	5,000,000	5,130,500
Minnesota--1.5%
Chaska,
Electric Revenue	6.00	10/1/10	2,000,000 a	2,165,300
Minnesota Housing Finance Agency,
SFMR	5.95	1/1/17	375,000	375,727
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)	6.00	11/15/30	3,000,000	2,222,160
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)	6.00	11/15/35	4,855,000	3,383,449
Mississippi--.3%
Mississippi Home Corporation,
SFMR (Collateralized; GNMA)	6.95	12/1/31	1,535,000	1,575,570
Missouri--2.3%
Missouri Development Finance
Board, Infrastructure
Facilities Revenue (Branson
Landing Project)	5.38	12/1/27	2,470,000	1,992,549
Missouri Health and Educational
Facilities Authority, Health
Facilities Revenue (Saint
Anthony's Medical Center)	6.13	12/1/10	4,000,000 a	4,416,760
Missouri Highways and
Transportation Commission,
Second Lien State Road Revenue	5.25	5/1/22	5,000,000	5,510,650
Missouri Housing Development
Commission, SFMR
(Homeownership Loan Program)
(Collateralized: FNMA and GNMA)	6.30	9/1/25	95,000	96,624
New Jersey--2.4%
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;

MBIA, Inc.)	5.50	1/1/10	6,000,000 a	6,277,380
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	7.00	6/1/13	5,135,000 a	6,264,238
New Mexico--1.2%
Farmington,
PCR (Public Service Company of
New Mexico San Juan Project)	6.38	4/1/22	1,430,000	1,222,493
Jicarilla Apache Nation,
Revenue	5.50	9/1/23	5,000,000	5,091,050
New York--7.1%
Austin Trust
(Port Authority of New York
and New Jersey, Consolidated
Bonds, 151th Series)	6.00	9/15/28	9,690,000 c,e	9,763,692
Long Island Power Authority,
Electric System General Revenue	6.00	5/1/33	5,000,000	5,110,850
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	7.13	8/1/11	3,555,000	3,241,556
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	8.00	8/1/28	3,000,000	2,181,990
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue	6.00	6/15/10	3,085,000 a	3,344,634
New York State Dormitory
Authority, Revenue (New York
University) (Insured; MBIA,
Inc.)	6.00	7/1/17	3,500,000	4,247,005
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.25	12/1/37	5,000,000	3,491,600
New York State Dormitory

Authority, Revenue (Rochester
Institute of Technology)
(Insured; AMBAC)	5.25	7/1/24	3,345,000	3,399,189
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities)	7.50	5/15/13	2,500,000	3,041,400
North Carolina--3.4%
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	7.00	1/1/13	3,500,000	3,822,735
North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Insured; ACA)	6.75	1/1/26	5,000,000	5,041,100
North Carolina Medical Care
Commission, Revenue (North
Carolina Housing Foundation,
Inc.) (Insured; ACA)	6.45	8/15/20	1,000,000	817,140
North Carolina Medical Care
Commission, Revenue (North
Carolina Housing Foundation,
Inc.) (Insured; ACA)	6.63	8/15/30	2,565,000	1,832,616
University of North Carolina Board
of Governors of the University
of North Carolina at Chapel
Hill, General Revenue	5.00	12/1/34	6,350,000	6,360,477
Ohio--3.9%
Buckeye Tobacco Settlement
Financing Authority, Tobacco
Settlement Asset-Backed Bonds	6.50	6/1/47	10,000,000	6,239,900
Cleveland-Cuyahoga County Port
Authority, Senior Special
Assessment/Tax Increment
Revenue (University Heights -
Public Parking Garage Project)	7.35	12/1/31	3,000,000	2,562,930
Cuyahoga County,
Hospital Facilities Revenue
(UHHS/CSAHS-Cuyahoga, Inc. and
CSAHS/UHHS-Canton, Inc.
Project)	7.50	1/1/30	7,000,000	6,616,190

Hamilton County,
Sales Tax Refunding and
Improvement Bonds (Insured;
AMBAC)	0.00	12/1/25	14,865,000 b	5,352,441
Oklahoma--1.9%
McGee Creek Authority,
Water Revenue (Insured; MBIA,
Inc.)	6.00	1/1/13	5,660,000	6,122,762
Oklahoma Municipal Power
Authority, Power Supply System
Revenue	6.00	1/1/38	4,000,000	4,153,560
Oregon--1.7%
Oregon Department of
Administrative Services,
Lottery Revenue (Insured; FSA)	5.00	4/1/26	4,885,000	5,056,219
Portland,
Sewer System Revenue (Insured;
FGIC)	5.75	8/1/10	3,500,000 a	3,762,185
Pennsylvania--3.6%
Harrisburg Authority,
University Revenue (The
Harrisburg University of
Science and Technology Project)	6.00	9/1/36	2,000,000	1,481,580
Pennsylvania Economic Development
Financing Authority, SWDR (USG
Corporation Project)	6.00	6/1/31	5,000,000	2,795,850
Pennsylvania Higher Educational
Facilities Authority, Revenue
(University of Pennsylvania
Health System)	6.00	8/15/26	5,000,000	5,148,000
Pennsylvania Turnpike Commission,
Registration Fee Revenue
(Insured; FSA)	5.25	7/15/28	9,375,000	9,941,156
South Carolina--1.0%
South Carolina Public Service
Authority, Revenue Obligations	5.50	1/1/38	5,000,000	5,126,550
Tennessee--2.0%
Johnson City Health and
Educational Facilities Board,
Hospital First Mortgage

Revenue (Mountain States
Health Alliance)	5.50	7/1/31	7,455,000	5,284,626
Memphis Center City Revenue
Finance Corporation, Sports
Facility Revenue (Memphis
Redbirds Baseball Foundation
Project)	6.50	9/1/28	8,000,000 d	5,351,920
Texas--7.1%
Alliance Airport Authority Inc.,
Special Facilities Revenue
(American Airlines, Inc.
Project)	5.75	12/1/29	3,000,000	1,253,040
Austin Convention Enterprises
Inc., Convention Center Hotel
First Tier Revenue	6.70	1/1/11	5,000,000 a	5,520,700
Brazos River Authority,
PCR (TXU Electric Company
Project)	8.25	5/1/33	4,000,000	2,413,240
Brazos River Authority,
PCR (TXU Energy Company LLC
Project)	5.00	3/1/41	3,000,000	1,177,200
Brazos River Authority,
Revenue (Reliant Energy, Inc.
Project)	5.38	4/1/19	3,250,000	2,782,130
Brazos River Harbor Navigation
District, Revenue (The Dow
Chemical Company Project)	4.95	5/15/33	2,490,000	1,464,792
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport, Joint
Revenue (Insured; FSA)	5.50	11/1/21	3,000,000	2,977,200
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty)	5.75	1/1/40	11,850,000	12,072,780
North Texas Tollway Authority,
Second Tier System Revenue	5.75	1/1/38	5,510,000	4,863,622
Texas Turnpike Authority,
Central Texas Turnpike System
Revenue (Insured; AMBAC)	5.75	8/15/38	3,500,000	3,225,705

Virginia--.7%

Virginia Housing Development
Authority, Commonwealth
Mortgage Revenue	6.25	7/1/31	3,550,000	3,797,364
Washington--2.5%
Washington Public Power Supply
System, Revenue (Nuclear
Project Number 3) (Insured;
MBIA, Inc.)	7.13	7/1/16	10,425,000	13,442,621
West Virginia--1.0%
The County Commission of Pleasants
County, PCR (Allegheny Energy
Supply Company, LLC Pleasants
Station Project)	5.25	10/15/37	3,500,000	2,546,075
West Virginia Hospital Finance
Authority, HR (Charleston Area
Medical Center, Inc.)	6.00	9/1/10	2,440,000 a	2,648,913
Wisconsin--4.2%
Badger Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	6.13	6/1/27	4,105,000	3,800,861
Badger Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	7.00	6/1/28	13,350,000	12,303,093
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)	6.40	4/15/33	5,500,000	4,370,630
Wisconsin Health and Educational
Facilities Authority, Revenue
(Ministry Health Care, Inc.)
(Insured; MBIA, Inc.)	5.25	2/15/32	2,315,000	1,887,582
U.S. Related--.8%
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; MBIA, Inc.)	5.25	7/1/13	4,500,000	4,508,595
Total Long-Term Municipal Investments
(cost $545,453,998)				518,194,647
Short-Term Municipal	Coupon	Maturity	Principal
Investments--2.1%	Rate (%)	Date	Amount ($)	Value ($)

Florida--1.9%
Hillsborough County School Board,
COP (Master Lease Purchase
Agreement) (LOC; Wachovia Bank)	0.67	2/1/09	8,400,000 f	8,400,000
Orange County School Board,
COP (Master Lease Purchase
Agreement) (LOC; Wachovia Bank)	0.62	2/1/09	1,600,000 f	1,600,000
New York--.2%
New York City,
GO Notes (Liquidity Facility;
Dexia Credit Locale and LOC;
Dexia Credit Locale)	1.00	2/1/09	1,000,000 f	1,000,000
Total Short-Term Municipal Investments
(cost $11,000,000)				11,000,000
Total Investments (cost $556,453,998)			99.7%	529,194,647
Cash and Receivables (Net)			.3%	1,670,396
Net Assets			100.0%	530,865,043

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Security issued with a zero coupon. Income is recognized through the accretion of discount.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2009, these securities amounted to $17,558,762 or 3.3% of net assets.
d	Non-income producing--security in default.
e	Collateral for floating rate borrowings.
f	Variable rate demand note - rate shown is the interest rate in effect at January 31, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At January 31, 2009, the aggregate cost of investment securities for income tax purposes was $556,453,998. Net unrealized depreciation on investments was $27,259,351 of which $22,285,871 related to appreciated investment securities and $49,545,222 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations
ABAG	Association Of Bay Area Governments	ACA	American Capital Access

AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Market Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue

SAAN	State Aid Anticipation Notes		SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue		SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency		SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes		TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes		XLCA	XL Capital Assurance

Statement of Financial Futures January 31, 2009
			Market Value		Unrealized
			Covered by		Appreciation
Financial Futures Short		Contracts	Contracts ($)	Expiration	at 1/31/09 ($)

U.S. Treasury 10 Year Note		50	(6,133,594)	March 2009	14,694

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)
Level 1 - Quoted Prices	0		14,694
Level 2 - Other Significant Observable Inputs	529,194,647		0
Level 3 - Significant Unobservable Inputs	0		0
Total	529,194,647		14,694
*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Municipal Bond Opportunity Fund

By:	/s/ J. David Officer
J. David Officer
President

Date:	March 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	March 27, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	March 27, 2009

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)